Equity Raise (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Dec. 12, 2016	Sep. 30, 2015	Sep. 25, 2015	Dec. 31, 2016	Mar. 31, 2017	Mar. 01, 2017	Dec. 31, 2015
Equity Raise (Textual)
Common stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Share purchase price to the public			$ 15.00
Underwriters exercisable option term			30 days
Underwriters exercisable option additional shares			52,500,000
Common Stock [Member]
Equity Raise (Textual)
Issuance of common stock, shares				102,895
Net proceeds from sale of stock	$ 1.8	$ 4.7
Investors [Member]
Equity Raise (Textual)
Common stock, par value	$ 0.001
Share purchase price to the public	$ 6.00
Net proceeds from sale of stock	$ 2.0
Warrants issued to purchase common stock	250,000
Exercisable price of warrants	$ 6.75
Warrants exercisable period	6 months
Net proceeds from equity raise	$ 1.8